Pay vs Performance Disclosure - USD ($)	7 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Aug. 07, 2021	Dec. 31, 2022	Apr. 27, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO #1 (1)	Summary Compensation Table Total for PEO #2 (2)	Summary Compensation Table Total for PEO #3 (3)	Compensation Actually Paid to PEO #1 (4)	Compensation Actually Paid to PEO #2 (4)	Compensation Actually Paid to PEO #3 (4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to Non-PEO NEOs (6)	Value of Initial Fixed $100 Investment Based On:	Net Income (Loss)
									Total Shareholder Return (7)
(a)	(b)	(bb)	(bbb)	(c)	(cc)	(ccc)	(d)	(e)	(f)	(h)
2023	3,338,864	-	-	2,365,562	-	-	1,851,387	1,349,717	1	(66,078)
2022	2,637,822	537,231	-	1,227,273	496,591	-	1,209,905	814,747	3	(493,047)
2021	-	1,145,602	2,943,057	-	1,145,126	4,448,222	1,094,096	1,096,857	34	(782,028)

Named Executive Officers, Footnote	Represents the total compensation paid to Sharon Vitti, our current Principal Executive Officer (“PEO #1”) since April 28, 2022. The dollar amounts reported in column (b) are the amounts of total compensation reported for Ms. Vitti in the "Total" column of the Summary Compensation Table ("SCT").
(2)Represents the total compensation paid to John Larsen, our prior Principal Executive Officer (“PEO #2”). The dollar amounts in column (bb) are the amounts of total compensation reported for Mr. Larsen in the "Total" column of the SCT. John Larsen became ATI's Executive Chairman on August 9, 2021, and August 30, 2021 through April 27, 2022, he was acting CEO.
(3)Represents the total compensation paid to Labeed Diab, our prior Principal Executive Officer (“PEO #3”), who stepped down effective August 7, 2021. The dollar amounts reported in column (bbb) are the total amounts of total compensation reported for Mr. Diab in the "Total" column of the SCT.

Adjustment To PEO Compensation, Footnote				The dollar amounts reported in column (c), (cc), and (ccc) represent the amount of compensation actually paid ("CAP") to the PEO computed in accordance with Item 402(v) of Regulation S-K; adjustments were made to the PEO's total compensation for each year to determine the CAP.
Non-PEO NEO Average Total Compensation Amount				$ 1,851,387	$ 1,209,905	$ 1,094,096
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,349,717	814,747	1,096,857
Adjustment to Non-PEO NEO Compensation Footnote				The dollar amounts reported in column (d) represent the average of the amounts for the Company's NEOs as a group (excluding the PEO) in the "Total" column of the SCT. The current Non-PEO NEOs are Joseph Jordan and Chris Cox.The dollar amount reported in column (e) represents the average amount of CAP to the Non-PEO NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K; adjustments were made to average total compensation for the Non-PEO NEOs as a group for each year to determine the CAP.
Total Shareholder Return Amount				$ 1	3	34
Net Income (Loss)				$ (66,078,000)	(493,047,000)	(782,028,000)
Additional 402(v) Disclosure				TSR (as defined below) calculation start date is 6/17/21 (rather than 1/1/21) since that is the date our Common Stock began trading on the NYSE following the Business Combination / de-SPAC.
Sharon Vitti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,338,864	2,637,822
PEO Actually Paid Compensation Amount				$ 2,365,562	1,227,273
PEO Name		Sharon Vitti		Sharon Vitti
John Larsen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					537,231	1,145,602
PEO Actually Paid Compensation Amount					$ 496,591	1,145,126
PEO Name			John Larsen
Labeed Diab [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,943,057
PEO Actually Paid Compensation Amount						$ 4,448,222
PEO Name	Labeed Diab